================================================================================

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                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                February 28, 1998
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                                       The
                                   Value Line
                                   Tax Exempt
                                   Fund, Inc.


                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                     No-Load
                                      Mutual
                                      Funds

The Value Line Tax Exempt Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

During the past year ended February 28, 1998, prices of fixed-income securities have increased as interest rates have declined. Long-term, tax-exempt interest rates, as measured by the Bond Buyer's 40-Bond Index, dropped from 5.76% on February 28, 1997 to 5.24% on February 28, 1998. During this same period, long-term taxable rates, as measured by the 30-year Treasury bond, declined from 6.80% to 5.92%. Benign inflation in spite of continued economic growth is the major factor contributing to this decline in interest rates. Expectations of slower economic growth and continued modest inflation due to the Asian crisis is keeping rates low. The Federal Reserve has held rates constant since March 25, 1997 when it increased the Federal Funds rate to 5.50%. This has added to the current stable-rate environment.

During the past year, taxable bonds have outperformed tax-exempt bonds. For the 12 months ended February 28, 1998, the Lehman Brothers Aggregate Bond Index increased 10.37% compared to 9.14% for the Lehman Brothers Municipal Bond Index. Contributing to this disparity in performance has been the large worldwide demand for U.S. government and corporate bonds, the increasing supply of tax-exempt bonds due to refinancings, and the declining demand for tax-exempt issues from individuals as yields have declined and as the stock market has continued to draw investors away from bonds. Currently, the ratio of tax-exempt yields to Treasury yields is at the high end of its historic range. A 30-year triple A rated tax-exempt bond yields 5.05%, which is 85.2% of the 5.93% yield of the 30-year Treasury bond. A 5.05% tax-exempt yield is equivalent to an 8.36% taxable yield for individuals in the 39.6% tax bracket. At these levels, municipal bonds are very attractive compared to taxable securities.

High-Yield  Portfolio

The primary objective of the Value Line Tax Exempt High-Yield Portfolio is to provide investors with maximum income exempt from federal income taxes, without undue risk to principal. During the year ended February 28, 1998, the Portfolio's total return was up 8.56%. Since its inception in March, 1984, the total return for the high yield portfolio, assuming the reinvestment of all dividends over that period, was 211.36%. This is equivalent to an average annual total return of 8.45%. The Portfolio's SEC yield as of February 28, 1998 was 4.38% and exceeded the average SEC yield of 3.95% for all general municipal bond funds ranked by Lipper Analytical Services.

Your Portfolio's total return for the year ended February 28, 1998 was 8.56% compared to 9.14% for the Lehman Brothers Municipal Bond Index during the same time period. The Portfolio's performance is slightly below the Index since the returns of the Index do not reflect expenses which are deducted from the Portfolio's returns.

Your Fund's management continues to emphasize bonds with high credit ratings and with call protection in order to maintain and maximize shareholder income without sacrificing safety of principal. The differential, or spread, between the yields of high-grade and low-grade securities is small and does not warrant the increased credit and market risk associated with the lower grade credits. Over 98% of the Portfolio's bonds are rated A or better by the major credit agencies, such as Moody's Investors Service and Standard and Poor's Corporation. In addition, 26% of the portfolio is invested in high-coupon, non-callable bonds. The portfolio's highest concentrations of investments are in the insured, housing-revenue, and electric-revenue sectors. Management continually monitors the portfolio's duration* and expects to maintain the duration within a range which is close to the Lehman Brothers Municipal Index.

Money Market Portfolio

The objective of the Tax Exempt Money Market Portfolio is to preserve principal by investing in high-quality, tax-exempt short-term securities that have a high degree of liquidity so as to ensure a constant net asset value of $1.00 per share. The portfolio consists only of securities which carry the highest two ratings of the major credit-rating agencies. The annualized yield was 2.69% as of February 28, 1998, equivalent to a 4.45% taxable yield for those in the 39.6% tax bracket.

All short-term rates declined slightly in the year ended February 28, 1998. Short-term, tax-exempt rates, as measured by the Bond Buyer's One-year Note Index, decreased from 3.61% on February 28, 1997 to 3.56% on February 28, 1998. During this same period of time, the


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2

                                            The Value Line Tax Exempt Fund, Inc.


Tax Exempt Fund Shareholders
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yield on one-year  taxable  Treasury bills  decreased  from 5.67% to 5.40%.

The municipal bond market is one of the most fragmented and complex sectors of the American capital markets. We believe that most investors seeking tax-free income are best served by a mutual fund, whose advantages include professional management, diversification, liquidity, low transaction costs, accurate record-keeping, automatic reinvestment of dividends, and availability in small-dollar amounts. In addition to these features, The Value Line Tax Exempt Fund has the additional advantage of carrying no sales or redemption fees; it is a true no-load fund.

We thank you for your continued confidence in Value Line, and we look forward to serving your investment needs in the future.


                                        Sincerely,


                                        /s/ JEAN BERNHARD BUTTNER
                                        Jean Bernhard Buttner
                                        Chairman and President
April 2, 1998


--------------------------------------------------------------------------------

* Duration (here referring to modified duration) is a statistical term used to measure the price sensitivity of a bond index, or portfolio to changes in interest rates. The higher the duration, the greater the price change accompanying any change in interest rates. For example, if a fund has a modified duration of seven (years), the price of the fund would be expected to rise or fall 7% for every 1.0 percentage point drop or rise, respectively, in interest rates. Prices move in the opposite direction from interest rates.

     The Lehman Brothers Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Investment-grade bonds are rated Baa or higher by Moody's or BBB or higher by Standard & Poor's. Returns and attributes for the index are calculated semi-monthly using approximately 25,000 municipal bonds, which are priced by Muller Data Corporation. The returns for the Index do not reflect expenses, which are deducted from the Fund's returns. The modified duration of the Lehman Brothers Municipal Bond Index, as of February 28, 1998 was 7.20.


Economic Observations

The economic expansion remains alive and well, as we make our way through the first few months of 1998. To be sure, the uptrend is not proceeding at 1997's frenetic pace, when growth averaged better than 3.5% for the full 12 months. But, with most of the key consumer and industrial markets continuing to show surprising resiliency, and with jobs still being created at a strong pace, the economy now looks as though it will expand by 2.5%-3.0% during the opening six months of the year.

Meanwhile, the difficulties in Asia seem as though they will have only a moderate effect on this nation's business uptrend going forward. Obviously, the problems afflicting that part of the globe will lead to selective reductions in demand for goods and services produced in the United States. Nevertheless, assuming that the affected nations take the remedial steps recommended by the leading international monetary authorities and the situation there begins to stabilize, the likely opening-half rate of growth could well be maintained for the balance of the year. That's a slightly better showing than we would have forecast several months earlier.

This suggests that the Federal Reserve will keep interest rates about where they are for the time being. That, in fact, would seem to be the sensible approach. The economy is still too strong and the labor markets too tight (thereby keeping alive the threat of higher inflation) for the Fed to think of relaxing the credit reins at this point. At the same time, the situation in Asia is still unresolved. And despite some hopeful signs there, at least a modest threat to our economic well being is still present. Thus, to raise rates with that uncertainty still around would likewise probably be counterproductive.

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                                                                               3

The Value Line Tax Exempt Fund, Inc.

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           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
               VALUE LINE TAX EXEMPT HIGH-YIELD PORTFOLIO AND THE
                       LEHMAN BROAD BASED MUNI INDEX


 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                              [PLOT POINTS TO COME]


                      (Period covered is 3/1/88 to 2/28/98)


Performance Data:
                           Average Annual Total return

                                                   High-Yield          Portfolio
                                                    12/31/97            2/28/98
                                                    --------           ---------
 1 year ended ..............................         8.79%               8.56%
 5 years ended .............................         6.41%               5.55%
10 years ended .............................         7.78%               7.38%

                                                  Money Market         Portfolio
                                                    12/31/97            2/28/98
                                                  -----------          ---------
 1 year ended ..............................         2.65%               2.65%
 5 years ended .............................         2.36%               2.38%
10 years ended .............................         3.43%               3.40%

The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return includes dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

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4

                                            The Value Line Tax Exempt Fund, Inc.

Schedule of Investments                                                               February 28, 1998
========================================================================================================
  Principal                                                                        Rating
   Amount                           High-Yield Portfolio                         (Unaudited)     Value
--------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (94.8%)

             Alabama (.7%)
 $1,250,000  Colbert County-Northwest, Health Care Authority,
               Hospital Revenue Refunding, Helen Keller Hospital, 8.75%, 6/1/09.  Baa        $ 1,368,800


             Alaska (.9%)
             Housing Finance Corp.:
    195,000    Collateral Mortgage Obligation, Veteran's 1st Ser.,
                 Veteran's Mortgage Program, 7.45%, 12/1/29.....................  Aaa            201,201
  1,500,000    Mortgage Revenue, Refunding, Ser. A-1, 5.50%, 12/1/17............  Aaa          1,527,195
                                                                                             -----------
                                                                                               1,728,396

             Arkansas (1.0%)
             Development Finance Authority, Single Family Mortgage, Revenue:
  1,180,000    Correction Facilities Revenue, 5.40%, 10/1/11....................  Aaa          1,247,295
    545,000    Single Family Mortgage Revenue Replacement,
                 Ser. C, 8.125%, 8/1/14.........................................  A+*            556,886
                                                                                             -----------
                                                                                               1,804,181

             California (2.4%)
  3,670,000  Pleasant Hill, Redevelopment Agency, Residential Mortgage Revenue,
               Refunding, 5.75%, 8/1/11.........................................  AA*          3,775,880
    750,000  Yuba County, Water Agency, Revenue, Yuba River Development,
               Pacific Gas & Electric, Ser. A, 4.00%, 3/1/16....................  A              701,408
                                                                                             -----------
                                                                                               4,477,288

             Colorado (2.5%)
  4,055,000  Denver, City & County, Single Family Mortgage Revenue,
               7.00%, 8/1/10....................................................  Aaa          4,675,374

             Florida (.8%)
  1,500,000  Duval County, Housing Finance Authority, Single Family Mortgage,
               Revenue, 4.95%, 10/1/30+.........................................  Aaa          1,490,325

             Georgia (1.5%)
  2,100,000  Municipal Electric Authority, Power Revenue, Refunding,
               Ser. Z, 5.50%, 1/1/20............................................  Aaa          2,221,149
    545,000  Residential Finance Authority, Single Family Insured Mortgage,
               Revenue, Subser.  C, 8.00%, 12/1/16..............................  Aa             562,805
                                                                                             -----------
                                                                                               2,783,954

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The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
========================================================================================================
  Principal                                                                        Rating
   Amount                           High-Yield Portfolio                         (Unaudited)     Value
--------------------------------------------------------------------------------------------------------
             Hawaii (2.5%)
 $4,000,000  Department of Budget and Finance, Special Purpose Mortgage Revenue,
               Kapiolani Health Care System, 6.40%, 7/1/13......................  Aaa        $ 4,698,040

             Illinois (7.2%)
             Housing Development Authority:
  4,500,000    Multi Family, Ser. 91-A, 8.25%, 7/1/16...........................  A1           4,830,660
  1,500,000    Residential Mortgage Revenue, Ser. A, 7.00%, 8/1/17..............  Aa2          1,548,105
  2,000,000  Municipal Electric Agency, Power Supply System, Revenue,
               Refunding, 5.00%, 2/1/12.........................................  Aaa          2,011,640
  1,500,000  Regional Transportation Authority, Ser. A, 8.00%, 6/1/17...........  Aaa          2,045,310
  2,650,000  Sales Tax Revenue, Ser. P, 6.50%, 6/15/22..........................  Aa3          3,175,760
                                                                                             -----------
                                                                                              13,611,475

             Indiana (6.0%)
  4,000,000  Marion County, Convention & Recreational Facilities Authority,
               Excise Tax Revenue, Lease Rental, Ser. A, 5.00%, 6/1/27..........  Aaa          3,845,240
             Office Building Commission, Capital Complex, Revenue:
  2,875,000    Ser. D, 6.90%, 7/1/11............................................  Aaa          3,486,282
  3,000,000    Ser. B, 7.40%, 7/1/15............................................  Aaa          3,865,170
                                                                                             -----------
                                                                                              11,196,692

             Iowa (2.4%)
  1,565,000  Finance Authority, Single Family, Revenue Mortgage,
               Ser. B, 7.45%, 7/1/23............................................  Aaa          1,655,911
  2,500,000  Muscatine, Electric Revenue, 6.70%, 1/1/13.........................  Aaa          2,887,200
                                                                                             -----------
                                                                                               4,543,111

             Kentucky (.9%)
  1,715,000  Warren County, Hospital Facilities Revenue, Refunding,
               Bowling Green Hospital, 4.625%, 4/1/12...........................  Aaa          1,652,111

             Maine (2.4%)
             Housing Authority, Mortgage Purchase Program:
  1,000,000    Ser. D-3, 8.15%, 11/15/11........................................  Aa2          1,021,680
  2,800,000    Ser. D-4, 7.55%, 11/15/19........................................  Aa2          2,964,416
    500,000  State Street Housing Preservation Corp., Multifamily Housing Revenue,
               100 State Street Project, Ser. A, 7.50%, 1/1/19..................  A*             540,955
                                                                                             -----------
                                                                                               4,527,051

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                                            The Value Line Tax Exempt Fund, Inc.

                                                                                       February 28, 1998
========================================================================================================
  Principal                                                                        Rating
   Amount                           High-Yield Portfolio                         (Unaudited)     Value
--------------------------------------------------------------------------------------------------------
             Massachusetts (4.5%)
 $1,500,000  Bay Transportation Authority, General Transportation System,
               Ser. A, 4.75%, 3/1/21+...........................................  Aaa        $ 1,413,855
  2,500,000  Health and Educational Facilities Authority, Revenue, Refunding,
               Caregroup Issue, Ser. A, 4.75%, 7/1/20...........................  Aaa          2,342,775
  1,750,000  Housing Finance Agency, Residential Development,
               Ser. H, 4.85%, 12/1/20...........................................  Aaa          1,742,475
  2,710,000  Residential Development, Ser H, 6.75%, 5/15/15.....................  Aaa          2,923,385
                                                                                             -----------
                                                                                               8,422,490

             Michigan (2.4%)
  1,355,000  Hancock, Hospital Finance Authority, Revenue, 4.375%, 8/1/08+......  Aaa          1,331,586
             Housing Development Authority, Single Family Mortgage, Revenue:
  1,000,000    Ser. D, 5.55%, 12/1/12...........................................  Aaa          1,024,220
  2,000,000    Ser. C, 5.95%, 12/1/14...........................................  AA+*         2,087,040
                                                                                             -----------
                                                                                               4,442,846

             Minnesota (1.5%)
  2,690,000  Housing Finance Agency, Refunding, Rental Housing,
               Ser. D, 5.80%, 8/1/11............................................  Aaa          2,800,102

             Nebraska (2.0%)
  3,615,000  Investment Finance Authority, Single Family Mortgage, Revenue,
               Ser. A, 5.977%, 9/30/16..........................................  Aaa          3,798,859

             New Hampshire (.1%)
    185,000  Housing Finance Authority, Single Family Residential Mortgage,
               Ser.B, 7.75%, 7/1/23.............................................  Aa             197,693

             New York (12.9%)
             New York City:
             General Obligations:
    630,000    Ser. F, 8.20%, 11/15/04..........................................  A3             717,601
  1,000,000    Ser. A, 5.25%, 8/1/10............................................  Aaa          1,044,560
  1,000,000  Industrial Development Agency, Revenue, Brooklyn Navy Yard,
               Cogen Partners, 5.65%, 10/1/28...................................  Baa3         1,026,260
  5,070,000  Municipal Water Finance Authority, Water & Sewer System, Revenue,
               Refunding, Ser. A, 5.125%, 6/15/22...............................  Aaa          5,010,580
  2,805,000  Transitional Finance Authority, Revenue, Future Tax Secured Bonds,
               Ser. B, 4.60%, 11/15/11..........................................  Aa3          2,734,342

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                                                                               7

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
========================================================================================================
  Principal                                                                        Rating
   Amount                           High-Yield Portfolio                         (Unaudited)     Value
--------------------------------------------------------------------------------------------------------
             New York State:
             Dormitory Authority, Revenue:
 $2,000,000    Bishop Henry B. Hucles Nursing Home, 5.625%, 7/1/18..............  Aa2        $ 2,063,320
  1,000,000    Good Samaritan Hospital, Suffern, 5.50%, 7/1/10+.................  Baa1         1,049,340
  1,500,000    Long Island University, Asset Guaranty, FSA Insured, 5.50%, 9/1/20 Aaa          1,550,805
  1,000,000    New York & Presbyterian Hospital, 4.40%, 8/1/13..................  Aaa            993,990
             Medical Care Facilities Finance Agency:
  3,705,000    Hospital and Nursing Home, Mortgage Revenue,
                 Ser. D, 6.35%, 2/15/12.........................................  Aa2          4,138,448
  3,000,000    Presbyterian Hospital, Revenue Ser. A, 5.375%, 2/15/25...........  Aaa          3,035,790
    855,000  Mortgage Agency Revenue, Homeowner Mortgage,
               Ser. 30-A, 4.375%, 10/1/23.......................................  Aa2            831,975
                                                                                             -----------
                                                                                              24,197,011

             North Carolina (.7%)
  1,255,000  Housing Finance Agency, Ser U, 6.375%, 9/1/22......................  Aa           1,299,703

             Ohio (.3%)
    550,000  Capital Corp.  for Housing Mortgage Revenue, Refunding,
               Ser. A, 4.75%, 1/1/08............................................  Aaa            550,160

             Oklahoma (3.5%)
     40,000  Housing Finance Agency, Single Family Mortgage, Revenue,
               Class A, 7.99675%, 8/1/18........................................  AAA*            41,542
  5,745,000  McGee Creek Authority, Water Revenue, 6.00%, 1/1/23................  Aaa          6,503,397
                                                                                             -----------
                                                                                               6,544,939

             Oregon (3.8%)
    500,000  Department of Administrative Services, Lottery Revenue,
               State Park Projects, Ser. A, 4.75%, 4/1/12+......................  Aaa            494,915
  6,695,000  Eugene, Trojan Nuclear Project, Revenue, 5.90%, 9/1/09.............  Aa1          6,704,306
                                                                                             -----------
                                                                                               7,199,221

             Pennsylvania (1.3%)
  2,500,000  Lancaster County, Solid Waste Management Authority,
               Resource Recovery System, Revenue, Ser. A, 5.00%, 12/15/14+......  Aaa          2,466,275

             Rhode Island (2.1%)
  3,010,000  Health & Educational Building Corp., Revenue Refunding,
               Hospital Financing, Lifespan Obligation Group, 5.25%, 5/15/26....  Aaa          2,996,575
  1,000,000  Housing and Mortgage Finance Corp., Homeownership Opportunity,
               Ser. 3A, 7.80%, 10/1/10..........................................  Aa2          1,068,190
                                                                                             -----------
                                                                                               4,064,765

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8

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                                            The Value Line Tax Exempt Fund, Inc.

                                                                                       February 28, 1998
========================================================================================================
  Principal                                                                        Rating
   Amount                           High-Yield Portfolio                         (Unaudited)     Value
--------------------------------------------------------------------------------------------------------
             South Carolina (1.4%)
 $1,210,000  Piedmont, Municipal Power Agency, Electric Power Agency,
               Refunding, 5.375%, 1/1/25........................................  Aaa        $ 1,261,897
  1,450,000  Three Rivers, Solid Waste Authority, Solid Waste Disposal Facilities,
               Revenue, 5.30%, 1/1/27...........................................  Aaa          1,466,588
                                                                                             -----------
                                                                                               2,728,485

             South Dakota (4.2%)
  3,000,000  Heartland Consumers Power District, Electric Revenue,
               Refunding, 6.00%, 1/1/17.........................................  Aaa          3,335,850
             Housing Development Authority, Homeownership Mortgage:
    610,000    Ser. B, 4.95%, 5/1/10+...........................................  Aa1            610,567
  1,405,000    Ser. A, 5.40%, 5/1/14............................................  Aa1          1,437,357
  2,425,000    Ser. J, 5.50%, 5/1/10............................................  Aa1          2,463,266
                                                                                             -----------
                                                                                               7,847,040

             Texas (8.1%)
  3,000,000  Harris County, Hospital District, Mortgage Revenue, 7.40%, 2/15/10.  Aaa          3,668,970
  5,415,000  Houston, Housing Finance Corp., Single Family Mortgage Revenue,
               Refunding, Ser. A, 5.95%, 12/1/10................................  Aaa          5,640,914
  3,000,000  Lubbock, Housing Finance Corp., Single Family Mortgage Revenue,
               Refunding, Ser. 1989A, 8.00%, 10/1/21............................  AAA*         4,196,783
    900,000  Travis County, Health Facilities Development Corp., Hospital Revenue,
               Daughters of Charity, 5.90%, 11/15/07............................  Aa             972,657
    730,000  Veterans Housing Assistance, Ser. B-4, 6.20%, 12/1/14..............  Aa2            755,017
                                                                                             -----------
                                                                                              15,234,341

             Utah (1.2%)
             Housing Finance Agency, Single Family Mortgage:
    335,000    Ser. C-3, 7.55%, 7/1/23..........................................  AAA*           354,417
    825,000    Ser. D-3, 7.55%, 7/1/23..........................................  AAA*           874,096
  1,000,000    Ser. B-2, CL-I, 5.30%, 7/1/27....................................  Aaa          1,027,760
                                                                                             -----------
                                                                                               2,256,273

             Virginia (1.7%)
  3,000,000  Housing Development Authority, Commonwealth Mortgage,
               Subser.  H-2, 6.85%, 7/1/14......................................  Aa1          3,232,050

             Washington (2.6%)
  5,000,000  Public Power Supply System, Nuclear Project No. 2,
               Revenue Refunding, Ser. A, 5.00%, 7/1/11.........................  Aa1          5,004,250

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                                                                               9

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
========================================================================================================
  Principal                                                                        Rating
   Amount                           High-Yield Portfolio                         (Unaudited)     Value
--------------------------------------------------------------------------------------------------------
             West Virginia (1.1%)
 $2,000,000  Pleasants County, Pollution Control Revenue, Refunding,
               County Commission, West Penn Power, Ser. D, 4.70%, 11/1/07.......  A2         $ 2,013,800

             Wisconsin (6.7%)
  2,000,000  Health and Educational Facilities Authority, Revenue Refunding,
               Aurora Health Care Inc., 5.25%, 8/15/17..........................  Aaa          2,010,240
             Housing and Economic Development Authority:
  1,785,000    Home Ownership Revenue, Refunding, Ser. A, 6.00%, 3/1/17.........  Aa2          1,870,002
               Housing Revenue, Refunding:
  7,595,000      Ser C, 5.80%, 11/1/13..........................................  Aaa          7,823,610
  1,000,000      Ser B, 5.30%, 11/1/18..........................................  Aaa            997,430
                                                                                             -----------
                                                                                              12,701,282

             Wyoming (1.5%)
  2,750,000  Community Development Authority, Housing Revenue,
               Ser. 4, 5.70%, 6/1/17............................................  Aa2          2,824,278
                                                                                             -----------

             TOTAL LONG-TERM MUNICIPAL SECURITIES ..............................             178,382,661
                                                                                             -----------


SHORT-TERM MUNICIPAL SECURITIES (7.5%)
    320,000  Greenville, South Carolina, Hospital Facilities, Revenue,
               (Prerefunded 5/1/98) 7.80%, 5/1/15+..............................  Aaa            328,723
    500,000  Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal,
               Revenue, Citgo Petroleum Corp.  Project, 3.75%, 5/1/25...........  VMIG1(1)       500,000
    600,000  Jackson County, Mississippi, Port Facility Revenue, Refunding,
               Chevron USA, Inc. Project, 3.65%, 6/1/23.........................  P1(2)          600,000
             Lincoln County, Wyoming, Pollution Control Revenue, Exxon Project:
    600,000    3.60%, 8/1/15....................................................  P1(1)          600,000
  1,200,000    Ser. C, 3.70%, 7/1/17............................................  Aaa(1)       1,200,000
  2,400,000  Maricopa County, Arizona, Pollution Control Revenue, Refunding,
               Arizona Public Service Co., Ser. B, 3.60%, 5/1/29................  P1(1)        2,400,000
    700,000  Monroe County, Georgia, Development Authority, Pollution Control
               Revenue, Gulf Power Co. Plant, 2nd Ser., 3.90%, 9/1/24...........  P1(1)          700,000
             New York City:
               General Obligations:
    550,000      Subser. B-2, 3.70%, 8/15/03....................................  VMIG1(1)       550,000
  1,000,000      Subser. A-8, 3.70%, 8/1/17.....................................  VMIG1(1)     1,000,000
               Municipal Water Finance Authority, Water & Sewer System Revenue:
  1,200,000      Ser. C, 3.00%, 6/15/22.........................................  VMIG1(1)     1,200,000
  1,700,000      Ser. C, 3.25%, 6/15/23.........................................  VMIG1(1)     1,700,000

--------------------------------------------------------------------------------
10

                                            The Value Line Tax Exempt Fund, Inc.

                                                                                       February 28, 1998
========================================================================================================
  Principal                                                                        Rating
   Amount                           High-Yield Portfolio                         (Unaudited)     Value
--------------------------------------------------------------------------------------------------------
 $1,900,000  Stevenson, Alabama, Industrial Development Board, Environmental
               Improvement, Revenue, Mead Corp.  Project, 3.70%, 6/1/32.........  AAA*(1)   $  1,900,000
             West Baton Rouge Parish, Louisiana, Industrial District No. 3,
               Revenue Refunding, Dow Chemical Co. Project:
    600,000      Ser. B, 3.70%, 12/1/16.........................................  P1(1)          600,000
    800,000      3.75%, 11/1/25.................................................  A1*(1)         800,000
                                                                                            ------------

             TOTAL SHORT-TERM MUNICIPAL SECURITIES .......................................    14,078,723
                                                                                            ------------

             TOTAL MUNICIPAL SECURITIES (102.3%) (Cost $185,488,070) .....................   192,461,384

             EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-2.3%) ....................    (4,352,268)
                                                                                             -----------

             NET ASSETS (100.0%) .........................................................  $188,109,116
                                                                                            ============


             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
               PER SHARE OUTSTANDING .....................................................        $11.04
                                                                                            ============

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's. Variable rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day (2) 7 days. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of February 28, 1998.

+    When issued security


See Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                              11

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
========================================================================================================
  Principal                                                                        Rating
   Amount                           High-Yield Portfolio                         (Unaudited)     Value
--------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (106.1%)

             Alabama (6.0%)
  $ 500,000  General Obligations, Refunding, 5.70%, 9/1/98......................  Aa          $  504,524
    500,000  Stevenson, Industrial Development Board, Enviormental Improvement
               Revenue, Mead Corp.  Project, 3.70%, 6/1/32......................  AAA*(1)        500,000
                                                                                              ----------
                                                                                               1,004,524

             Alaska (3.2%)
    540,000  Housing Finance Corporation, Refunding, Ser. A-1, 3.90%, 12/1/98...  Aaa            540,000

             Arizona (6.0%)
  1,000,000  Maricopa County, Pollution Control Revenue, Refunding,
               Arizona Public Service Co., Ser B, 3.60%, 5/1/29.................  P1(1)        1,000,000

             Arkansas (3.0%)
    500,000  Drivers License Revenue, State Police Headquarters &
               Wireless Data Equipment, 3.80%, 6/1/98...........................  Aaa            500,000

             Florida (3.6%)
    600,000  Tampa, Sports Authority, Revenue, Stadium Project, 4.50%, 1/1/99...  Aaa            603,324

             Georgia (1.8%)
    300,000  Hapeville, Development Authority, Industrial Development Revenue,
               Hapeville Hotel Ltd., 3.65%, 11/1/15.............................  P1(1)          300,000

             Iowa (3.0%)
    500,000  School Cash Anticipation Program, School Corporations,
               Warrant Certificates, Ser. A, 4.50%, 6/26/98.....................  MIG1           501,080

             Louisiana (11.3%)
  1,000,000  Lake Charles Parish, Harbor and Terminal District,
               Port Facilities Revenue, Refunding, 3.65%, 11/1/11...............  Aa3(1)       1,000,000
    900,000  Saint Charles Parish, Pollution Control Revenue,
               Shell Oil Co. Project, Ser. A, 3.70%, 10/1/22....................  VMIG1(1)       900,000
                                                                                              ----------
                                                                                               1,900,000

             Massachusetts (3.0%)
    500,000  General Obligations, Refunding, Ser. B, 6.00%, 8/1/98..............  Aaa            504,332

             Michigan (6.0%)
  1,000,000  Strategic Fund, Pollution Control Revenue, Refunding,
               Consumers Power Project, Ser. A, 3.65%, 4/15/18..................  P1(1)        1,000,000

--------------------------------------------------------------------------------
12

                                            The Value Line Tax Exempt Fund, Inc.

                                                                                       February 28, 1998
========================================================================================================
  Principal                                                                        Rating
   Amount                         Money Market Portfolio                         (Unaudited)     Value
--------------------------------------------------------------------------------------------------------
             Minnesota (3.0%)
  $ 500,000  School Districts, Tax and Aid Anticipation Borrowing Project,
               Certificates of Participation, Ser. B, 3.65%, 3/10/98............  MIG1         $ 500,000

             Mississipi (4.1%)
    700,000  Jackson County, Port Facility Revenue, Refunding,
               Chevron USA, Inc. Project, 3.65%, 6/1/13.........................  P1(2)          700,000

             New York (3.0%)
             New York City:
    500,000    Municipal Assistance Corp., Ser. G, (Prerefunded 7/1/93),
                 4.50%, 7/1/98..................................................  Aa2            500,969

             South Carolina (10.0%)
    500,000  Educational Assistance Authority, Revenue, 6.10%, 9/1/98...........  AA*            504,761
    800,000  Greenville, Hospital System, Hospital Facilities, Revenue,
               (Prerefunded 5/1/98) 7.80%, 5/1/15+..............................  Aaa            820,976
    350,000  North Charleston, Certificates of Participation, Refunding,
               Coliseum & Convention, 3.90%, 9/1/98.............................  Aaa            350,000
                                                                                              ----------
                                                                                               1,675,737

             South Dakota (3.0%)
    500,000  Housing Development Authority, Homeownership Mortgage,
               Ser. B, 3.75%, 5/1/17 (Mandatory Put Back 3/26/98)...............  VMIG1          500,000

             Texas (14.9%)
    900,000  Brazos River Authority, Pollution Control Revenue, Refunding,
               Ser. A, 3.70%, 3/1/26............................................  VMIG1(1)       900,000
    500,000  General Obligations, Refunding, Ser. A, 4.90%, 10/1/98.............  Aa2            502,979
    600,000  Harris County, Health Facilities Development Corp., Special
               Facilities Revenue, Texas Medical Center Project,
               3.90%, 2/15/22...................................................  VMIG1(1)       600,000
    500,000  Irving, General Obligation, Refunding, 4.10%, 3/15/98..............  Aaa            500,076
                                                                                              ----------
                                                                                               2,503,055

             Utah (6.0%)
  1,000,000  Emery County, Pollution Control Revenue, Refunding,
               Pacificorp Project, 3.65%, 11/1/24...............................  VMIG1(1)     1,000,000

             Virginia (3.0%)
    500,000  General Obligations, Construction, Ser. A, 4.00%, 6/1/98...........  Aaa            500,141

             Wisconsin (1.5%)
    250,000  Delavan-Darien School District, Bond Anticipation Notes,
               4.15%, 4/15/98...................................................  MIG1           250,072

--------------------------------------------------------------------------------
                                                                              13

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments                                                                February 28, 1998
========================================================================================================
  Principal                                                                        Rating
   Amount                         Money Market Portfolio                         (Unaudited)     Value
--------------------------------------------------------------------------------------------------------
             Wyoming (10.7%)
             Lincoln County, Pollution Control Revenue, Exxon Project:
  $ 200,000    Ser. B, 3.65%, 11/1/14...........................................  Aaa(1)     $   200,000
    700,000    Ser. D, 3.65%, 11/1/14...........................................  Aaa(1)         700,000
    900,000    Ser. C, 3.70%, 7/1/17............................................  Aaa(1)         900,000
                                                                                             -----------
                                                                                               1,800,000
                                                                                             -----------

             TOTAL SHORT-TERM MUNICIPAL SECURITIES (106.1%)
               (Cost $17,783,234) ........................................................    17,783,234

             EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-6.1%) ....................    (1,025,290)
                                                                                             -----------

             NET ASSETS (100.0%)  ........................................................   $16,757,944
                                                                                             -----------

             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
               PER OUTSTANDING SHARE .....................................................         $1.00
                                                                                              ----------

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

Variable rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day (2) 7 days. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of February 28, 1998.

+    When issued security




See Notes to Financial Statements.
--------------------------------------------------------------------------------
14

                                            The Value Line Tax Exempt Fund, Inc.

Statement of Assets and Liabilities
at February 28, 1998
--------------------------------------------------------------------------------
                                                               Portfolio
                                                        -----------------------
                                                          High-         Money
                                                          Yield         Market
                                                        -----------------------
                                                         (Dollars in thousands
                                                            except per share
                                                                 amount)
Assets:
Investment securities at value
  (Cost $185,488 and
  amortized cost $17,783) .......................       $192,461       $ 17,783
Cash ............................................             78             60
Receivable for securities sold ..................                      3,224257
Interest receivable .............................          2,036            171
Receivable for capital shares sold ..............            32               5
                                                        --------       --------
      Total Assets ..............................        197,831         18,276
                                                        --------       --------
Liabilities:
Payable for securities purchased ................          9,271          1,451
Dividends payable to shareholders ...............            274             --
Payable for capital shares
  repurchased ...................................              2             25
Accrued expenses:
  Advisory fee ..................................             72              7
  Other .........................................            103             35
                                                        --------       --------
      Total Liabilities .........................          9,722          1,518
                                                        --------       --------
Net Assets ......................................       $188,109       $ 16,758
                                                        --------       --------
Net Assets:
Capital stock at $.01 par value
  (Authorized 65,000,000 shares
  and 125,000,000 shares
  respectively; outstanding
  17,041,448 shares and
  16,788,707 shares,
  respectively) .................................       $    170       $    168
Additional paid-in capital ......................        178,547         16,621
Undistributed net investment
  income ........................................             --              1
Accumulated net realized gain
  (loss) on investments .........................          2,419            (32)
Unrealized net appreciation of
  investments ...................................          6,973             --
                                                        --------       --------
Net Assets ......................................       $188,109       $ 16,758
                                                        --------       --------
Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share .............................       $  11.04       $   1.00
                                                        --------       --------



Statement of Operations
for the Year Ended February 28, 1998
--------------------------------------------------------------------------------
                                                               Portfolio
                                                        -----------------------
                                                          High-         Money
                                                          Yield         Market
                                                        -----------------------
                                                         (Dollars in thousands
                                                            except per share
                                                                 amount)
Investment Income:
Interest .....................................          $ 10,618       $    686
                                                        --------       --------
Expenses:
Advisory fee .................................               950             94
Transfer agent fees ..........................                57             21
Custodian fees ...............................                41              5
Auditing and legal fees ......................                35             32
Printing and stationery ......................                32              8
Registration and filing fees .................                21             16
Postage ......................................                20              5
Directors' fees and expenses .................                 8              8
Other ........................................                33              5
                                                        --------       --------
      Total expenses before
        custody credits ......................             1,197            194
      Less: custody credits ..................                (9)            (2)
                                                        --------       --------
      Net Expenses ...........................             1,188            192
                                                        --------       --------
Net Investment Income ........................             9,430            494
                                                        --------       --------
Net Realized and Unrealized
  Gain (Loss) on Investments:
    Net Realized Gain (Loss) .................             3,346             (1)
    Change in Unrealized
      Appreciation ...........................             2,806             --
                                                        --------       --------
Net Realized Gain (Loss) and
  Change in Unrealized
  Appreciation on
  Investments ................................             6,152             (1)
                                                        --------       --------
Net Increase in Net Assets from
  Operations .................................          $ 15,582       $    493
                                                        --------       --------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                                              15

The Value Line Tax Exempt Fund, Inc.

Statement of Changes in Net Assets
for the Years Ended February 28, 1998 and 1997
--------------------------------------------------------------------------------

                                                                       High-Yield              Money Market
                                                                       Portfolio                 Portfolio
                                                               ------------------------------------------------
                                                                   1998         1997         1998         1997
                                                               ------------------------------------------------
                                                                       (Dollars in thousands)
Operations:
  Net investment income ....................................   $   9,430    $  10,690    $     494    $     531
  Net Realized gain (loss) on investments ..................       3,346          755           (1)          (1)
  Change in unrealized appreciation ........................       2,806       (1,721)          --           --
                                                               ------------------------------------------------
  Net increase in net assets from operations ...............      15,582        9,724          493          530
                                                               ------------------------------------------------

Distributions to Shareholders:
  Net investment income ....................................      (9,430)     (10,690)        (493)        (531)
  Net realized gains .......................................      (1,654)        --             --           --
                                                               ------------------------------------------------
  Net decrease in net assets from distributions ............     (11,084)     (10,690)        (493)        (531)
                                                               ------------------------------------------------

Capital Share Transactions:
  Net proceeds from sale of shares .........................      28,198      146,110        8,000       14,044
  Net proceeds from reinvestment of
    distributions to shareholders ..........................       7,231        6,978          493          531
  Cost of shares repurchased ...............................     (45,459)    (181,241)     (11,403)     (16,683)
                                                               ------------------------------------------------
  Net decrease in net assets from capital share transactions     (10,030)     (28,153)      (2,910)      (2,108)
                                                               ------------------------------------------------

Total Decrease in Net Assets ...............................      (5,532)     (29,119)      (2,910)      (2,109)

Net Assets:
  Beginning of year ........................................     193,641      222,760       19,668       21,777
                                                               ------------------------------------------------
  End of year ..............................................   $ 188,109    $ 193,641    $  16,758    $  19,668
                                                               ================================================

Undistributed Net Investment Income
  at end of year ...........................................   $      --    $      --    $       1    $      --
                                                               ================================================


See Notes to Financial Statements.
--------------------------------------------------------------------------------
16

                                            The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements                                  February 28, 1998
--------------------------------------------------------------------------------

1    Significant Accounting Policies

The  Value  Line Tax  Exempt  Fund,  Inc.  (the  Fund) is  registered  under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of the High-Yield and Money Market Portfolios. The primary investment objective of the High-Yield Portfolio is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The primary objective of the Money Market Portfolio is to preserve principal and provide income by investing in high-quality, tax-exempt money market instruments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: High-Yield Portfolio -- The investments are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

Money Market Portfolio -- Securities are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized capital gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940. The rule requires that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality, with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) Distributions: It is the policy of the Fund to declare dividends daily from net investment income. In the Money Market Portfolio, dividends are automatically reinvested each day in additional shares. Dividends credited to a shareholder's account in the High-Yield Portfolio are distributed monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains in either Portfolio at least annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income-tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based

--------------------------------------------------------------------------------
                                                                              17

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax or excise tax is required in the accompanying financial statements.

(D) Investments: Securities transactions are recorded on a trade-date basis. Realized gains and losses from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of premium and accretion of original-issue discounts, when appropriate, in accordance with federal income-tax regulations, is earned from settlement date and recognized on the accrual basis. Additionally, when appropriate, the Fund recognizes market discount when the securities are disposed. Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) Expenses: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses that are applicable to both Portfolios are allocated between them.

2.   Capital Share Transactions Transactions in capital stock were as follows:

                                                              High-Yield
                                                               Portfolio
                                                         ----------------------
                                                          1998            1997
                                                         ----------------------
                                                             (in thousands)
Shares sold ....................................          2,576          13,694
Shares issued to shareholders in
  reinvestment of distributions ................            663             654
                                                         ----------------------
                                                          3,239          14,348
Shares repurchased .............................         (4,160)        (16,971)
                                                         ----------------------
Net decrease ...................................           (921)         (2,623)
                                                         ======================


                                                               Money Market
                                                                Portfolio
                                                         ----------------------
                                                          1998            1997
                                                         ----------------------
                                                             (in thousands)
                                                         ----------------------
Shares sold ....................................          8,000          14,044
Shares issued to shareholders in
  reinvestment of distributions ................            493             531
                                                         ----------------------
                                                          8,493          14,575
Shares repurchased .............................        (11,403)        (16,683)
                                                         ----------------------
Net decrease ...................................         (2,910)         (2,108)
                                                         ======================


3.   Purchases and Sales of Securities

Purchases and sales of municipal securities were as follows:

                                                                     High-Yield
                                                                     Portfolio
                                                                  --------------
                                                                       1998
                                                                  --------------
                                                                  (in thousands)
PURCHASES:
Long-term obligations ....................................           $213,207
Short-term obligations ...................................             96,986
                                                                     --------
                                                                     $310,193
                                                                     --------
MATURITIES OR SALES:
Long-term obligations ....................................           $221,949
Short-term obligations ...................................             97,056
                                                                     --------
                                                                     $319,005
                                                                     ========

                                                                   Money Market
                                                                     Portfolio
                                                                  --------------
                                                                       1998
                                                                  --------------
                                                                  (in thousands)
PURCHASES:
Municipal short-term obligations ............................        $24,255
                                                                     ========
MATURITIES OR SALES:
Municipal short-term obligations ............................        $26,870

                                                                     ========
At February 28, 1998, the aggregate cost of investments for federal income-tax purposes was $185,488,070 for the High-Yield Portfolio and $17,783,234 for the Money Market Portfolio.

--------------------------------------------------------------------------------
18

                                            The Value Line Tax Exempt Fund, Inc.

                                                               February 28, 1998
--------------------------------------------------------------------------------

     The aggregate appreciation and depreciation of investments in the High-Yield Portfolio at February 28, 1998, based on a comparison of investment values and their costs for federal income-tax purposes, was $7,574,267 and $600,953, respectively, resulting in a net unrealized appreciation of $6,973,314. There was no unrealized appreciation or depreciation in the Money Market Portfolio.

For federal income-tax purposes the Money Market Portfolio had a capital-loss carryover at February 28, 1998, of $31,999, of which $27,649 will expire in 2000, $998 in 2004, $1,285 in 2005 and $2,067 in 2006. To the extent future capital gains are offset by such capital losses, the Portfolio does not anticipate distributing any such gains to its shareholders.

4.   Investment Advisory Contract and Transactions With Affiliates

An advisory fee of $950,238 and $93,941 was paid or payable by the High-Yield Portfolio and the Money Market Portfolio, respectively, to Value Line, Inc. (the Adviser) for the year ended February 28, 1998. This was computed at the annual rate of 1/2 of 1% of the average daily net asset values of the portfolios of the Fund for the year. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses of its organization and operation.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a Director of the Fund.

At February 28, 1998, the Adviser and/or affiliated companies owned 112,033 shares of the High-Yield Portfolio common shares, representing .66% of the outstanding shares. In addition, certain officers and directors of the Fund owned 156,559 shares of the High-Yield Portfolio, representing .92% of the outstanding shares and 2,515 shares of the Money Market Portfolio, representing
 .01% of the outstanding shares.

--------------------------------------------------------------------------------
19

The Value Line Tax Exempt Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected Data for a Share of Capital Stock Outstanding Throughout Each Year:

                                                                HIGH-YIELD PORTFOLIO
                                                        Years Ended on Last Day of February,
                                              ----------------------------------------------------------
                                               1998        1997         1996        1995         1994
                                              -------     -------      -------     -------      -------
Net asset value, beginning of year ........   $ 10.78     $ 10.82      $ 10.40     $ 10.97      $ 11.29
                                              ----------------------------------------------------------

  Income from investment operations:
    Net investment income..................      .543        .547         .552        .568         .598
    Net gains or losses on securities
      (both realized and unrealized).......      .354       (.040)        .420       (.528)       (.112)
                                              ----------------------------------------------------------
      Total from investment operations ....      .897        .507         .972        .040         .486
                                              ----------------------------------------------------------

  Less distributions:
    Dividends from net investment income ..     (.541)      (.547)       (.552)      (.568)       (.602)
    Distributions from capital gains ......     (.096)         --           --       (.042)       (.204)
                                              ----------------------------------------------------------
      Total distributions .................     (.637)      (.547)       (.552)      (.610)       (.806)
                                              ----------------------------------------------------------

Net asset value, end of year ..............   $ 11.04     $ 10.78      $ 10.82     $ 10.40      $ 10.97
                                              ==========================================================

Total return ..............................      8.56%       4.86%        9.55%        .64%        4.37%
                                              ==========================================================

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ..  $188,109    $193,641     $222,760    $241,467     $237,888
Ratio of expenses to average net assets....       .63%(1)     .60%(1)      .62%        .61%         .58%
Ratio of net investment income
  to average net assets....................      4.98%       5.13%        5.22%       5.54%        5.30%
Portfolio turnover rate ...................       119%         73%          95%         60%          55%


(1)  Before offset for custody credits.


See Notes to Financial Statements
--------------------------------------------------------------------------------
20

                                            The Value Line Tax Exempt Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected Data for a Share of Capital Stock Outstanding Throughout Each Year:

                                                                              MONEY MARKET PORTFOLIO
                                                                        Years Ended on Last Day of February,
                                              ---------------------------------------------------------------------------------
                                                  1998               1997               1996            1995            1994
                                              -----------        -----------        -----------     -----------     -----------
Net asset value, beginning of year ........   $      1.00        $      1.00        $      1.00     $      1.00     $      1.00
                                              ---------------------------------------------------------------------------------

  Income from investment operations:
    Net investment income .................          .026               .025               .029            .022            .016
                                              ---------------------------------------------------------------------------------

  Less distributions:
    Dividends from net investment income ..         (.026)             (.025)             (.029)          (.022)          (.016)
                                              ---------------------------------------------------------------------------------

Net asset value, end of year ..............   $      1.00        $      1.00        $      1.00     $      1.00     $      1.00
                                              =================================================================================

Total return ..............................          2.65%              2.56%              2.92%           2.22%           1.58%
                                              =================================================================================

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ..   $    16,758        $    19,668        $    21,777     $    25,681     $    31,707
Ratio of expenses to average net assets ...          1.03%(1)           1.00%(1)           1.01%            .89%            .86%
Ratio of net investment income
  to average net assets ...................          2.63%              2.54%              2.89%           2.17%           1.56%

(1)  Before offset for custody credits.


See Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                              21

The Value Line Tax Exempt Fund, Inc.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The Value Line Tax Exempt Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the High-Yield Portfolio and the Money Market Portfolio (constituting The Value Line Tax Exempt Fund, Inc. hereafter referred to as the "Fund") at February 28, 1998, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York

April 21, 1998


--------------------------------------------------------------------------------
                         FEDERAL TAX NOTICE (unaudited)

During the year ended February 28, 1998, the Fund paid to shareholders of the High-Yield Portfolio $0.541 and the Money Market Portfolio $0.026 per share, respectively, from net investment income. Substantially all of the Fund's dividends from net investment income were exempt-interest dividends, excludable from gross income for regular Federal income-tax purposes. During the year ended February 28, 1998, the Fund paid to shareholders of the High-Yield Portfolio $0.039 per share of Long Term Capital Gains.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22

                                            The Value Line Tax Exempt Fund, Inc.

Shareholders Meeting Results (unaudited)
--------------------------------------------------------------------------------

A special meeting of shareholders of The Value Line Tax Exempt Fund, Inc. was held on October 30, 1997. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

1. The election of six Directors to serve until their successors are duly elected and qualified.

   High-Yield Portfolio:

                  Directors                   For              Withheld         Broker Non-Votes*
                  --------                ----------           --------         ----------------
            Jean Bernhard Buttner         11,098,925            247,148                 0
            John W. Chandler              11,057,879            288,194                 0
            Leo R. Futia                  11,026,871            319,202                 0
            David H. Porter               11,050,228            295,845                 0
            Paul Craig Roberts            11,089,961            256,112                 0
            Nancy-Beth Sheerr             11,087,689            258,385                 0

   Money Market Portfolio:

                  Directors                   For              Withheld         Broker Non-Votes*
                  --------                ----------           --------         ----------------
            Jean Bernhard Buttner          9,992,658            181,964                 0
            John W. Chandler               9,936,191            172,358                 0
            Leo R. Futia                   9,990,735            202,814                 0
            David H. Porter                9,868,041            240,507                 0
            Paul Craig Roberts             9,962,392            146,157                 0
            Nancy-Beth Sheerr              9,876,011            232,537                 0

2. Ratification of the selection of Price Waterhouse LLP as independent accountants for the fiscal year ending February 28, 1998.

   High-Yield Portfolio:

                     For                    Against              Abstain        Broker Non-Votes*
                  --------                  -------              -------        ----------------
                 11,099,599                 98,767               147,706                0

   Money Market Portfolio:

                     For                    Against              Abstain        Broker Non-Votes*
                  --------                  -------              -------        ----------------
                  9,459,524                 366,177              282,848                0

* Broker non-votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

--------------------------------------------------------------------------------
                                                                              23

The Value Line Tax Exempt Fund, Inc.
--------------------------------------------------------------------------------

                         The Value Line Family of Funds

1950--The Value Line Fund seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952--The Value Line Income Fund's primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979--The Value Line Cash Fund, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value to its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984--The Value Line Tax Exempt Fund seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income corporate securities.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal individual income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1993--Value Line Small-Cap Growth Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.


* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------
24

================================================================================

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 419729
                      Kansas City, MO 64141-6729

INDEPENDENT           Price Waterhouse LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Greenwich Plaza, Suite 100
                      Greenwich, CT 06830

BOARD OF              Jean Bernhard Buttner
DIRECTORS             John W. Chandler
                      Leo R. Futia
                      David H. Porter
                      Paul Craig Roberts
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Raymond S. Cowen
                      Vice President
                      Charles Heebner
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer


An investment in The Value Line Tax Exempt Fund, Inc. Money Market Portfolio is not guaranteed or insured by the U.S. Government, and there is no assurance that this portfolio will maintain its $1.00 per share net asset value.

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

                                                                       VLF803014